Fair Value Measurements (Details) - Schedule of black scholes model for the over-allotment liability - CIK 0001853314 Gesher I Acquisition Corp - $ / shares	Oct. 20, 2021	Oct. 14, 2021	Sep. 30, 2022	Jun. 30, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unit price			$ 10.10	$ 10.10
Black Scholes [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	0.0004%	0.0004%
Expected term (years)	1 month 9 days	1 month 13 days
Expected volatility	0.05%	0.05%
Exercise price	$ 10.00	$ 10.00
Unit price	$ 10.00	$ 10.00